Boston
                                              January 29,
1997

Prudential Mutual Fund
                                Management, Inc.
Three Gateway Center Newark, N.J.  07102-4077

              Re:  Prudential Government Securities Trust
                      Rule 24f-2 Notice for Fiscal Year
                      Ended November 30, 1996
Ladies and Gentlemen:
    You have requested our opinion as to certain matters of Massachusetts law in connection with the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, (the "Notice"), for the fiscal year ended November
30, 1996, being filed by Prudential Government Securities
Trust (formerly "Prudential-Bache Government Securities
Trust," and originally,
"Chancellor Government Securities Trust"), a trust with transferable shares (the "Trust"), established under Massachusetts law pursuant to a Declaration of Trust dated
September 22, 1981 (the "Original Declaration"), as amended and restated by an instrument dated September 6, 1988, and further amended by a Certificate of Amendment dated
March 1, 1991 and as supplemented
by a Certificate of Establishment and Designation of Series dated November 1, 1990 (the "Original Certificate"), as amended by instruments dated July 27, 1995 and January 19, 1996 (the Original Certificate as so amended, the "Certificate", and the Original Declaration, as so restated and amended and further amended, and as supplemented by the Certificate, the "Declaration").

    We have reviewed the actions taken by the Trustees of the Trust to organize the Trust and to authorize the issuance and sale of shares of beneficial interest of the Trust ("Shares"), and to designate the three separate series of Shares (the Money Market Series, the Short Intermediate Term Series and the U.S. Treasury Money Market Series) which have been issued by the
Trust to date. In this connection we have examined and are familiar with the Original Declaration and the various instruments by which it has been amended, restated, supplemented and further amended and supplemented, the By-laws of the Trust, the Notice, the most recent forms of the Prospectuses and the Statement of Additional Information included in the Trust's Registration Statement on Form N-1A, certificates of officers of the Trust as to the actions of the Trustees to organize the Trust, to authorize the issuance of Shares and to designate series of Shares, certificates of Trustees and officers of the Trust and of public officials as to other matters of fact, and such other documents and instruments, certified or otherwise identified to our satisfaction, and such questions of law and fact, as we have considered necessary or appropriate for purposes of the opinions expressed herein. We have assumed the genuineness of the signatures on, and the authenticity of, all documents furnished to us, and the conformity to the originals of documents submitted to us as copies, which we have not independently verified.

            Based upon and subject to the foregoing, we hereby advise
                          you that, in our opinion, un-
der the laws of Massachusetts:

     1. The Trust is validly existing as a trust with transferable shares of the type commonly called a Massachusetts business trust.

     2. The Trust is authorized to issue an unlimited number of Shares; the Shares of each series issued by the Trust during the fiscal year ended November 30, 1996 (the "Issued Shares") were duly and validly authorized by all requisite action of the Trustees of the Trust, and no action of shareholders of the Trust was required in such connection.

     3. The Issued Shares were validly and legally issued, and all of the Issued Shares which remain outstanding at the date hereof are fully paid and non-assessable by the Trust.

     With respect to the opinion stated in paragraph 3 above, we wish to point out that the shareholders of a Massachusetts business trust may under some circumstances be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for the purpose.

     This letter expresses our opinions as to the provisions of the Declaration and the laws of Massachusetts applying to business trusts generally, but does not extend to the Massachusetts Securities Act, or to federal securities or other laws.

     We consent to your filing this opinion with the Securities and Exchange Commission in connection with the filing of the Notice, but we do not thereby concede that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

                                   Very truly yours,
                            SULLIVAN & WORCESTER LLP